Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 01, 2021
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
CIK	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 01, 2021
Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2021
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Galaxy Blockchain Economy ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLKC
Invesco Galaxy Crypto Economy ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SATO